Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings Less net unamortized debt issue costs	$ 3,707	$ 4,202
Less current maturities		(500)
Add current portion of amortization	4	5
Long-term debt	3,711	3,707
Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,750
Borrowings Less net unamortized debt issue costs	3,707	4,202
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about borrowings [line items]
Less net unamortized debt issue costs	$ (43)	(48)
Notes issued 2010 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	3.25%
Maturity	December 1, 2017
Notes issued 2010 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		500
Notes issued 2009 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	6.50%
Maturity	May 15, 2019
Notes issued 2009 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Notes issued 2009 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	4.875%
Maturity	March 30, 2020
Notes issued 2009 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Notes issued 2014 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	3.625%
Maturity	March 15, 2024
Notes issued 2014 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 750	750
Notes issued 2015 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	3.00%
Maturity	April 1, 2025
Notes issued 2015 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Notes issued 2016 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	4.00%
Maturity	December 15, 2026
Notes issued 2016 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Notes issued 2006 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	5.875%
Maturity	December 1, 2036
Notes issued 2006 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Notes issued 2010 [member]
Disclosure of detailed information about borrowings [line items]
Rate of interest	5.625%
Maturity	December 1, 2040
Notes issued 2010 [member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500	500
Other [Member] | Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,750	$ 4,250